Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUE
Loan production income	$ 1,723,981	$ 386,034	$ 2,884,162	$ 692,787	$ 1,043,483	$ 334,197	$ 337,385
Loan servicing income	70,503	22,424	182,656	64,264	102,288	82,952	57,291
(Loss) gain on sale of mortgage servicing rights	(324)	(32,584)	(65,821)	12,797	(22,480)	91,130	39,695
Interest income	40,041	41,124	119,308	113,616	155,129	85,018	60,939
Total revenue	1,834,201	416,998	3,120,305	883,464	1,278,420	593,297	495,310
EXPENSES
Salaries, commissions and benefits	206,174	91,867	462,706	252,756	372,172	233,125	176,037
Direct loan production costs	16,685	8,908	39,864	25,238	34,434	24,817	18,200
Professional services	5,411	3,729	10,821	12,608	37,785	13,943	10,939
Occupancy and equipment	15,834	10,055	41,317	28,666	40,095	27,018	14,737
Marketing, travel, and entertainment	3,572	5,979	13,826	16,020	23,433	14,742	9,494
Depreciation and amortization of premises and equipment	2,749	2,491	8,071	6,787	9,405	5,456	11,130
Other general and administrative	7,275	2,846	18,784	8,316	13,196	21,372	33,132
Servicing costs	15,320	6,097	41,286	21,382	30,936	18,458	13,128
Amortization, impairment and pay-offs of mortgage servicing rights	68,928	46,072	357,728	126,411	137,776	57,406	40,412
Interest expense	40,620	40,967	113,683	119,081	164,131	85,587	53,137
Total expenses	382,568	219,011	1,108,086	617,265	863,363	501,924	380,346
EARNINGS BEFORE INCOME TAXES	1,451,633	197,987	2,012,219	266,199	415,057	91,373	114,964
PROVISION FOR INCOME TAXES	750	0	1,500	0	0	57	363
NET INCOME	$ 1,450,883	$ 197,987	$ 2,010,719	$ 266,199	$ 415,057	$ 91,316	$ 114,601
Basic income per common unit:	$ 1,450,883,000	$ 197,987,000	$ 2,010,719,000	$ 266,199,000	$ 415,057,000	$ 91,316,000	$ 114,601,000
Units used to determine basic income per unit:	1	1	1	1	1	1	1
Distributions per unit	$ 949,504,000	$ 24,998,000	$ 949,681,000	$ 12,930,000	$ 72,785,000	$ 5,373,000	$ 89,444,000